Income Tax (Details) - Schedule of Financial Statement - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Financial Statement [Abstract]
Opening balance	$ 399,174	$ 3,305,308
Acquired in business combination (Refer Note 23)		121,319
Current income tax accrual	119,238	387,407
Adjustment on account of modification		(3,399,850)
Exchange rate difference	(3,565)	(15,010)
Taxes paid/adjustments	(354,581)
Closing balance of current income taxes payables	$ 160,266	$ 399,174